Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2025
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	Millions of Euros
	31/12/2025	31/12/2024
Current deposits	8	5
Restricted cash	24	—
Cash in hand and at banks	793	975
Total cash, cash restricted and cash equivalents	825	980